Amounts receivable (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
TRA [Member]
IfrsStatementLineItems [Line Items]
VAT refunds	$ 0.9	$ 0.0